Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Banks - 3.3%
Citizens Financial Group, Inc.	297,231	$ 7,965,791
US Bancorp	238,954	7,899,820

		15,865,611

Biotechnology - 3.5%
Gilead Sciences, Inc.	218,826	16,398,820

Capital Markets - 7.7%
CME Group, Inc.	91,024	18,224,825
Moody’s Corp.	26,989	8,533,112
State Street Corp.	147,224	9,858,119

		36,616,056

Chemicals - 2.3%
Air Products & Chemicals, Inc.	38,409	10,885,111

Commercial Services & Supplies - 3.0%
Republic Services, Inc.	100,303	14,294,181

Communications Equipment - 3.8%
Cisco Systems, Inc.	331,532	17,823,160

Consumer Staples Distribution & Retail - 1.2%
Target Corp.	51,582	5,703,422

Containers & Packaging - 2.3%
Packaging Corp. of America	69,430	10,660,977

Diversified Telecommunication Services - 1.4%
TELUS Corp. (A)	393,470	6,429,300

Electrical Equipment - 4.8%
Emerson Electric Co.	121,906	11,772,462
Schneider Electric SE, ADR (A)	327,198	10,794,262

		22,566,724

Food Products - 2.3%
McCormick & Co., Inc.	146,610	11,089,580

Ground Transportation - 1.8%
Union Pacific Corp.	42,955	8,746,927

Health Care Equipment & Supplies - 1.9%
Medtronic PLC	115,462	9,047,602

Health Care Providers & Services - 3.6%
Elevance Health, Inc.	20,610	8,974,006
Quest Diagnostics, Inc.	66,645	8,121,360

		17,095,366

Household Products - 4.2%
Colgate-Palmolive Co.	170,659	12,135,561
Kimberly-Clark Corp.	65,728	7,943,229

		20,078,790

Independent Power & Renewable Electricity Producers - 1.4%
AES Corp.	429,551	6,529,175

Insurance - 6.1%
Cincinnati Financial Corp.	89,951	9,201,088

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
MetLife, Inc.	182,005	$ 11,449,935
Progressive Corp.	60,481	8,425,003

		29,076,026

Leisure Products - 1.1%
Hasbro, Inc.	80,894	5,350,329

Machinery - 5.9%
AGCO Corp.	82,008	9,699,906
Cummins, Inc.	38,290	8,747,733
Xylem, Inc.	105,582	9,611,130

		28,058,769

Media - 2.5%
Omnicom Group, Inc.	157,177	11,706,543

Metals & Mining - 1.9%
Steel Dynamics, Inc.	86,135	9,235,395

Pharmaceuticals - 8.8%
AstraZeneca PLC, ADR	139,380	9,438,814
Bristol-Myers Squibb Co.	232,128	13,472,709
Merck & Co., Inc.	182,072	18,744,312

		41,655,835

Professional Services - 4.4%
Automatic Data Processing, Inc.	47,936	11,532,443
RELX PLC, ADR	281,425	9,484,022

		21,016,465

Semiconductors & Semiconductor Equipment - 9.2%
Broadcom, Inc.	26,653	22,137,449
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140,791	12,234,738
Texas Instruments, Inc.	58,424	9,290,000

		43,662,187

Software - 3.2%
Microsoft Corp.	47,926	15,132,635

Specialized REITs - 3.8%
American Tower Corp.	29,434	4,840,421
Digital Realty Trust, Inc.	53,877	6,520,195
Weyerhaeuser Co.	216,889	6,649,817

		18,010,433

Specialty Retail - 1.1%
Best Buy Co., Inc.	77,045	5,352,316

Water Utilities - 2.1%
Essential Utilities, Inc.	293,462	10,074,550

Total Common Stocks (Cost $470,343,505)		468,162,285

OTHER INVESTMENT COMPANY - 1.5%
Securities Lending Collateral - 1.5%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.30% (B)	6,834,386	6,834,386

Total Other Investment Company (Cost $6,834,386)		6,834,386

Transamerica Series Trust	Page 1

Transamerica Aegon Sustainable Equity Income VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 2.50% (B), dated 09/29/2023, to be repurchased at $5,705,506 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $5,818,492.

$ 5,704,317	$ 5,704,317

Total Repurchase Agreement (Cost $5,704,317)	5,704,317

Total Investments (Cost $482,882,208)	480,700,988

Net Other Assets (Liabilities) - (1.3)%	(6,008,983)

Net Assets - 100.0%	$ 474,692,005

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$468,162,285	$—	$—	$468,162,285
Other Investment Company	6,834,386	—	—	6,834,386
Repurchase Agreement	—	5,704,317	—	5,704,317

Total Investments	$474,996,671	$5,704,317	$—	$480,700,988

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,388,903, collateralized by cash collateral of $6,834,386 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $732,550. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Rates disclosed reflect the yields at September 30, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 2

Transamerica Aegon Sustainable Equity Income VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Aegon Sustainable Equity Income VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3